Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 11, 2026	Feb. 13, 2026	Dec. 31, 2025	Dec. 30, 2025	Dec. 03, 2025	Sep. 29, 2025	Jul. 28, 2025	Dec. 31, 2024	Jan. 25, 2024	Feb. 16, 2023
Subsequent Events [Line Items]
Preferred Shares, shares issued			5,008					0
preferred shares, value per share				$ 1,000	$ 1,000	$ 1,000
Warrant to purchase shares				207,641	127,779		90,225		25,397
Exercise price, per share						16.8
Ordinary shares issuable upon conversion of preferred shares			1,039,867
Fixed conversion price				$ 4.816	$ 7.826	$ 16.016
Warrants and Rights Outstanding, Term						5 years			5 years	5 years
Minimum [Member]
Subsequent Events [Line Items]
Warrant to purchase shares			1,755,129
Maximum [Member]
Subsequent Events [Line Items]
Warrant to purchase shares			2,902,714
Subsequent Event [Member]
Subsequent Events [Line Items]
Gross amount	$ 1,000	$ 1,000
Warrant to purchase shares	343,407	343,407
Fixed conversion price	$ 1.222	$ 2.541
Warrants and Rights Outstanding, Term	5 years	5 years
Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred Shares, shares issued	1,000	1,000
preferred shares, value per share	$ 1,000	$ 1,000
Ordinary shares issuable upon conversion of preferred shares	818,331	393,546
Fixed conversion price	$ 1.222
Ordinary Shares [Member]
Subsequent Events [Line Items]
Warrant to purchase shares									18,540
Exercise price, per share				$ 4.816	$ 16.8				$ 175
Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Exercise price, per share	$ 2.912	$ 2.912